Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 128.0% (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 127 .9% ( 99 .9 % of Total Investments) X 597,193,111
ALABAMA - 2.0%
$ 4,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 $ 4,166,642
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
650 (c) 5.250%, 10/01/49, (UB) 10/33 at 100.00 696,765
425 (c) 5.500%, 10/01/53, (UB) 10/33 at 100.00 460,947
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 205,770
220 Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015, 5.000%, 3/01/36
3/26 at 100.00 163,090
3,790 (d) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 3,805,755
TOTAL ALABAMA 9,498,969
ARIZONA - 2.8%
2,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51
7/28 at 103.00 1,808,240
1,800 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 1,627,416
2,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49
7/24 at 101.00 1,920,081
110 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57
12/31 at 100.00 80,955
100 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57
12/31 at 100.00 77,796
150 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 3,
Series 2021, 3.750%, 7/01/46
7/31 at 100.00 110,183
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A
:
3,100 (d) 6.625%, 7/01/59 7/31 at 100.00 3,240,006
1,000 (d) 6.750%, 7/01/63 7/31 at 100.00 1,049,339
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,689,633
250 (d),(e) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 197,819
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 475,987

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,000 (d) Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47
10/27 at 100.00 $ 624,585
TOTAL ARIZONA 12,902,040
ARKANSAS - 2.3%
4,000 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 4,119,851
1,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,047,089
5,750 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 5,681,371
TOTAL ARKANSAS 10,848,311
CALIFORNIA - 6.5%
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 1,376,804
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 728,129
9,300 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 8,118,772
250 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 197,195
250 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51
6/31 at 100.00 191,854
5,000 (d) California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63
6/31 at 102.00 5,207,856
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,380 (d) 5.000%, 6/01/30 6/27 at 100.00 1,306,784
500 (d) 5.000%, 6/01/59 6/27 at 100.00 363,540
250 (d) California School Finance Authority, Charter School Revenue Bonds,
Citizens of the World Charter, Series 2022A, 6.250%, 4/01/52
4/30 at 100.00 255,652
100 (d) California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47
8/33 at 100.00 105,025
250 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A,
4.000%, 6/01/51
6/27 at 100.00 192,991
500 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63
6/31 at 100.00 509,018
245 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021C,
4.000%, 9/02/51
9/31 at 100.00 203,293
500 (d) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56
4/31 at 100.00 387,999

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 250 (d) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45
12/31 at 100.00 $ 209,802
290 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57
4/32 at 100.00 219,296
325 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57
4/32 at 100.00 244,732
250 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 202,466
305 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 271,098
3,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 2,485,814
630 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Mezzanine Lien Series
2021B, 4.000%, 7/01/58
7/32 at 100.00 445,355
250 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 176,180
250 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57
6/31 at 100.00 147,644
25,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 2,790,495
1,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 971,031
4,100 Oroville, California, Revenue Bonds, Oroville Hospital Series 2019,
5.250%, 4/01/54
4/29 at 100.00 2,945,584
TOTAL CALIFORNIA 30,254,409
COLORADO - 19.3%
3,025 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 3,124,392
2,500 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,318,357
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 417,746
1,750 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,354,627
250 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
7/24 at 102.00 242,037
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
500 5.000%, 12/01/35 7/24 at 103.00 420,585

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,475 5.125%, 12/01/48 7/24 at 103.00 $ 1,209,539
3,250 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
7/24 at 103.00 2,604,449
7,872 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
7/24 at 100.00 7,607,184
500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/24 at 100.00 354,064
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 922,879
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 512,178
1,000 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 830,086
247 (d) Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47
12/25 at 103.00 226,342
500 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 461,298
1,170 (d) Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59
10/27 at 100.00 1,117,742
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Ralston
Creek at Arvada Project, Series 2017A
:
225 (f) 5.250%, 11/01/32 11/25 at 102.00 135,000
670 (f) 5.500%, 11/01/37 11/25 at 102.00 402,000
1,250 (f) 5.750%, 11/01/47 11/25 at 102.00 750,000
835 (f) 6.000%, 11/01/52 11/25 at 102.00 501,000
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
500 (d),(f) 5.500%, 12/01/30 12/25 at 100.00 412,436
500 (d),(f) 6.250%, 12/01/50 12/25 at 100.00 338,219
500 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 491,648
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 2,006,210
1,400 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 764,218
600 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 589,913
500 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 381,856
1,277 Grand Avenue Metropolitan District, In the City of Aurora, Arapahoe
County, Colorado, Limited Tax General Obligation Bonds, Series 2023,
8.125%, 12/01/52
3/28 at 103.00 1,283,486
5,000 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 5,014,437

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,335 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-1, 6.000%,
12/01/43
3/29 at 103.00 $ 1,344,346
1,500 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
7/24 at 103.00 1,434,578
1,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 962,463
1,000 (d) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 1,014,047
500 Ledge Rock Center Residential Metropolitan District 1, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A, 6.375%,
12/01/54
6/29 at 103.00 508,305
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 396,661
1,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 1,030,701
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 421,544
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,009,015
1,000 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,012,685
2,498 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 2,399,895
500 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 455,745
1,310 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25
No Opt. Call 1,188,827
4,015 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 2,736,786
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 874,387
1,370 RM Mead Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 1,327,434
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 435,540
750 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.375%, 12/01/42
12/29 at 103.00 764,399
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 444,453
500 Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021, 4.000%, 12/01/51
9/26 at 103.00 370,546
1,500 (d) Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52
9/27 at 103.00 1,459,526

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 600 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 4,
Series 2024A, 6.500%, 12/01/54
6/29 at 103.00 $ 621,849
975 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 4,
Series 2024B, 8.750%, 12/15/54
6/29 at 103.00 987,488
500 (d) Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51
3/27 at 103.00 399,391
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
1,000 4.125%, 12/01/31 3/26 at 103.00 907,963
1,000 5.000%, 12/01/41 3/26 at 103.00 878,807
1,960 5.000%, 12/01/51 3/26 at 103.00 1,592,180
3,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50
12/26 at 103.00 2,615,560
1,000 (d) USAFA Visitor?s Center Business Improvement District, Colorado Springs,
Colorado, Special Revenue Bonds, Series 2022A,, 5.000%, 12/01/52
12/26 at 103.00 885,712
500 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 508,416
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 484,183
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 1,406,385
2,500 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 2,124,319
500 (d) Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 382,201
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2
:
5,000 (d) 4.500%, 12/01/41 9/26 at 97.43 3,464,467
3,000 (d) 4.625%, 12/01/51 9/26 at 97.28 1,862,341
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
2,250 (d) 4.000%, 12/01/36 9/26 at 103.00 2,003,053
1,000 (d) 4.000%, 12/01/41 9/26 at 103.00 824,176
11,750 (d) 4.125%, 12/01/51 9/26 at 103.00 8,841,385
TOTAL COLORADO 90,175,687
CONNECTICUT - 1.4%
3,550 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/24 at 100.00 3,551,192
4,000 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54
10/24 at 104.00 3,122,908
100 (d) Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024,
6.000%, 4/01/52
4/34 at 100.00 106,236
TOTAL CONNECTICUT 6,780,336

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DELAWARE - 0.2%
$ 1,100 Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51
6/26 at 100.00 $ 1,082,362
TOTAL DELAWARE 1,082,362
DISTRICT OF COLUMBIA - 0.1%
300 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A, 5.750%,
6/01/54
6/31 at 100.00 308,591
3,335 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006C, 0.000%, 6/15/55
7/24 at 12.40 373,113
TOTAL DISTRICT OF COLUMBIA 681,704
FLORIDA - 23.9%
250 (d),(f) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61
11/29 at 103.00 164,110
250 (d),(f) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33
No Opt. Call 212,739
200 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 204,638
2,500 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55
6/25 at 105.00 2,553,773
15,020 (d) Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Subordinate Series 2021B, 0.000%,
7/01/61
No Opt. Call 1,023,957
1,345 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54
10/27 at 100.00 1,318,162
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
250 (d) 5.375%, 8/01/32 8/24 at 103.00 219,455
175 (d) 5.625%, 8/01/37 8/24 at 103.00 145,504
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds,
Imagine School at West Pasco Project, Series 2023A
:
500 (d) 6.500%, 12/15/53 12/30 at 100.00 508,127
4,100 (d) 6.500%, 12/15/58 12/30 at 100.00 4,155,773
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A
:
1,750 (d) 6.250%, 6/15/53 6/30 at 100.00 1,831,182
2,600 (d) 6.375%, 6/15/58 6/30 at 100.00 2,730,256
1,890 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 1,560,347
2,800 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/56
6/29 at 102.00 2,425,069
1,420 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/40
6/29 at 100.00 1,206,855
100 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57
1/28 at 101.00 79,415
500 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%,
6/15/47
6/27 at 100.00 502,858

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,400 (d) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26)
4/26 at 100.00 $ 1,437,578
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
31,400 (d) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 33,437,703
1,800 5.000%, 7/01/41, (AMT) 7/32 at 100.00 1,866,087
2,300 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 2,422,475
2,465 5.250%, 7/01/53 - AGM Insured, (AMT) 7/32 at 100.00 2,581,784
1,500 5.500%, 7/01/53, (AMT) 7/32 at 100.00 1,564,299
5,400 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 5,496,322
5,805 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 6,019,387
3,040 (d) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B, 6.500%,
6/01/59
6/34 at 100.00 3,104,345
1,990 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Brookside Square Apartments, Series 2015J, 5.000%, 6/01/57,
(Mandatory Put 6/01/32)
6/31 at 100.00 1,878,686
250 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.875%, 5/01/55
5/34 at 100.00 257,351
1,000 (d) Kelly Park Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area One Project Series 2023, 6.250%,
11/01/53
11/33 at 100.00 1,037,089
1,210 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.750%, 8/15/50
8/27 at 103.00 1,147,376
1,405 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Taylor Ranch Project, Series 2023, 6.300%, 5/01/54
5/33 at 100.00 1,483,738
2,850 (d) Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A,
6.250%, 6/15/42
6/31 at 103.00 2,933,907
145 (d) Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53
5/42 at 100.00 157,935
3,000 (d) Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26)
No Opt. Call 3,022,902
1,000 (d) Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59
1/33 at 100.00 1,015,461
415 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53
11/30 at 100.00 435,746
125 (d) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024, 6.000%, 5/01/55
5/34 at 100.00 126,193
70 (d) North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52
5/32 at 100.00 71,146
Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2024A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,560 6.125%, 6/01/54 6/34 at 100.00 $ 2,476,437
2,240 6.250%, 6/01/59 6/34 at 100.00 2,171,908
1,725 (d) Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A,
5.625%, 5/01/53
5/33 at 100.00 1,762,322
765 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
7/24 at 100.00 768,267
580 (d) Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57
7/24 at 107.00 574,858
1,000 (d) Rye Ranch Community Development District, Florida, Special Assessment
Revenue Bonds, Pod B - Assessment Area 1 Series 2023, 6.000%,
11/01/53
11/33 at 100.00 1,034,553
1,000 (d) Saltleaf Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2024, 6.000%, 5/01/56
5/34 at 100.00 1,012,567
500 (d) Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53
5/31 at 100.00 417,035
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
415 5.000%, 11/15/29 11/26 at 103.00 412,662
3,980 5.500%, 11/15/49 11/26 at 103.00 3,746,687
1,500 5.750%, 11/15/54 11/26 at 103.00 1,437,667
90 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019B,
4.250%, 11/15/26
7/24 at 100.00 89,755
465 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
7/24 at 100.00 454,407
2,000 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 1,863,302
225 (d) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54
5/31 at 100.00 231,442
665 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.250%,
5/01/54
5/34 at 100.00 706,677
TOTAL FLORIDA 111,500,276
GEORGIA - 0.3%
1,950 (f) Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 7.000%, 1/01/40
1/28 at 100.00 877,500
500 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.375%,
6/15/58
6/31 at 100.00 509,096
TOTAL GEORGIA 1,386,596
HAWAII - 0.2%
1,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52
5/33 at 100.00 1,005,827
TOTAL HAWAII 1,005,827

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IDAHO - 0.8%
$ 200 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem
Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5
Series 2024, 5.875%, 9/01/53
6/29 at 103.00 $ 207,078
1,990 (d) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51
5/26 at 102.00 1,994,013
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A
:
730 (d) 5.000%, 7/15/41 7/26 at 103.00 663,403
250 (d) 5.000%, 7/15/56 7/26 at 103.00 212,103
250 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56
11/25 at 100.00 181,561
500 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 518,708
TOTAL IDAHO 3,776,866
ILLINOIS - 2.0%
388 (d) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34
7/24 at 100.00 384,474
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
950 (d) 4.000%, 7/01/31 No Opt. Call 827,843
1,500 (d) 5.000%, 7/01/51 7/31 at 100.00 1,132,459
2,750 (d) 5.000%, 7/01/56 7/31 at 100.00 2,026,561
465 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
7/24 at 100.00 465,731
250 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.500%, 5/15/54
7/24 at 103.00 201,951
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
1,280 (f) 5.000%, 5/15/31 5/26 at 100.00 512,000
2,800 (f) 5.000%, 5/15/36 5/26 at 100.00 1,120,000
500 (f) Illinois Finance Authority, Revenue Bonds, Christian Horizons Obligated
Group, Series 2021A, 4.000%, 5/15/41
5/28 at 103.00 200,000
500 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58
10/28 at 100.50 487,082
2,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC
Project, Series 2023B, 7.375%, 9/01/42, (Mandatory Put 9/01/33)
6/33 at 100.00 2,191,970
TOTAL ILLINOIS 9,550,071
INDIANA - 0.6%
85 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/30
12/27 at 103.00 82,145
775 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57
9/32 at 100.00 777,688
750 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 761,610
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,075,790
TOTAL INDIANA 2,697,233

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KANSAS - 1.9%
$ 500 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 $ 450,928
500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
7/24 at 103.75 364,910
6,250 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29
7/24 at 100.00 3,125,000
4,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
7/24 at 100.00 3,795,733
1,000 (d) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41
3/29 at 103.00 1,014,935
TOTAL KANSAS 8,751,506
LOUISIANA - 2.5%
1,500 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60
6/31 at 100.00 1,258,434
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
1,425 (d) 5.000%, 4/01/39 4/27 at 100.00 1,338,441
2,635 (d) 5.000%, 4/01/49 4/27 at 100.00 2,325,014
1,000 (d) 5.000%, 4/01/57 4/27 at 100.00 857,285
2,365 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
7/24 at 100.00 2,365,990
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
100 (d),(f) 5.000%, 6/01/41 6/31 at 100.00 60,000
100 (d),(f) 5.000%, 6/01/51 6/31 at 100.00 60,000
2,000 (d) Louisiana Public Facilities Authority, Solid Waste Disposal Revenue
Bonds, Waste Pro USA Inc Project Series 2023, 6.750%, 10/01/53, (AMT),
(Mandatory Put 10/01/28)
7/28 at 100.00 2,162,500
500 Louisiana Public Facilities Authority, Solid Waste Disposal Revenue Bonds,
Waste Pro USA Inc Project Series 2023R-2, 6.500%, 10/01/53, (AMT),
(Mandatory Put 10/01/28)
7/28 at 100.00 536,091
500 (d) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 495,787
TOTAL LOUISIANA 11,459,542
MARYLAND - 0.4%
500 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/24 at 100.00 503,604
135 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52
5/30 at 100.00 133,472
1,000 (d) Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48
7/28 at 100.00 1,007,202
TOTAL MARYLAND 1,644,278
MICHIGAN - 0.4%
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021, 4.000%,
12/01/51
12/31 at 100.00 260,321

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 $ 248,449
40,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 1,285,064
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 87,646
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 174,335
TOTAL MICHIGAN 2,055,815
MINNESOTA - 0.7%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 377,032
1,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2024A, 6.125%, 6/15/61
6/31 at 103.00 1,009,978
1,000 (d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57
6/30 at 102.00 820,000
1,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.250%, 3/01/43
3/33 at 100.00 1,011,722
TOTAL MINNESOTA 3,218,732
MISSOURI - 2.5%
2,000 Independence Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment
Project Series 2023, 6.750%, 11/01/53
11/28 at 103.00 2,048,444
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
2,000 5.250%, 5/15/42 5/27 at 100.00 1,802,294
1,000 5.250%, 5/15/50 5/27 at 100.00 847,665
4,375 (d) Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50
2/28 at 100.00 4,122,737
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
1,555 (f) 5.000%, 5/15/32 5/25 at 103.00 622,000
2,280 (f) 5.000%, 5/15/36 5/25 at 103.00 912,000
1,975 (f) 5.000%, 5/15/40 5/25 at 103.00 790,000
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
100 4.000%, 10/01/34 10/31 at 100.00 96,403
100 4.000%, 10/01/44 10/31 at 100.00 85,977
238 (d) North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
7/24 at 100.00 176,592
TOTAL MISSOURI 11,504,112
NEVADA - 0.0%
980 (d),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT)
8/28 at 100.00 98,057
TOTAL NEVADA 98,057

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW HAMPSHIRE - 0.6%
$ 2,000 (d) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40)
7/25 at 100.00 $ 1,670,244
1,000 (d) National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30
7/24 at 100.00 999,440
TOTAL NEW HAMPSHIRE 2,669,684
NEW YORK - 6.9%
2,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 2,101,004
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%,
6/01/47
7/24 at 26.65 2,101,200
5,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 1,452,111
8,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 7,773,406
2,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 1,601,486
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50
5/28 at 100.00 639,157
750 (f) New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.350%, 10/01/46
7/24 at 100.00 480,000
2,500 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44
11/24 at 100.00 2,513,180
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
750 5.000%, 1/01/28, (AMT) 1/26 at 100.00 579,918
1,450 5.000%, 1/01/29, (AMT) 1/26 at 100.00 1,112,065
150 5.000%, 1/01/30, (AMT) 1/26 at 100.00 114,489
4,135 5.000%, 1/01/31, (AMT) 1/26 at 100.00 3,149,524
1,010 5.000%, 1/01/32, (AMT) 1/26 at 100.00 767,297
3,050 5.000%, 1/01/33, (AMT) 1/26 at 100.00 2,314,748
630 5.000%, 1/01/34, (AMT) 1/26 at 100.00 477,883
2,200 5.000%, 1/01/35, (AMT) 1/26 at 100.00 1,668,500
650 5.000%, 1/01/36, (AMT) 1/26 at 100.00 492,992
1,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 890,063
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
2,000 (d) 4.500%, 7/01/56 7/27 at 104.00 1,785,702
250 (d) 5.000%, 7/01/56 7/27 at 104.00 242,624
250 (d) Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41
6/31 at 100.00 201,628
TOTAL NEW YORK 32,458,977

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH DAKOTA - 1.0%
$ 3,725 (c) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.700%, 7/01/49, (UB)
7/33 at 100.00 $ 3,728,194
1,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/53
6/28 at 100.00 882,429
TOTAL NORTH DAKOTA 4,610,623
OHIO - 3.4%
245 (d) Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53
12/32 at 100.00 239,806
28,190 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,644,586
3,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 2,769,738
145 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55
12/29 at 100.00 119,830
95 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Subordinate
Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 81,924
4,250 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 4,334,669
6,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 5,610,482
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 241,574
TOTAL OHIO 16,042,609
OKLAHOMA - 0.3%
1,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 1,003,954
100 (d) Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41
12/31 at 100.00 91,129
240 (d) Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43
12/31 at 100.00 221,237
TOTAL OKLAHOMA 1,316,320
OREGON - 1.4%
2,750 (d) Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024, 7.000%, 12/15/60
12/34 at 100.00 2,784,402
730 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
7/24 at 100.00 730,892
Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A
:
3,330 5.000%, 11/15/46 11/28 at 103.00 2,772,361
250 5.000%, 11/15/56 11/28 at 103.00 196,781
TOTAL OREGON 6,484,436

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA - 1.5%
$ 500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 $ 407,906
1,610 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,613,637
500 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 4.000%,
11/01/47
11/27 at 100.00 315,000
1,215 (d) Erie County Industrial Development Authority, 6.750%, 9/01/61 9/33 at 100.00 1,228,070
3,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 2,935,425
370 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 377,576
495 (f),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 49
TOTAL PENNSYLVANIA 6,877,663
PUERTO RICO - 3.0%
450 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 1/01/26
No Opt. Call 211,500
160 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 5.250%, 7/01/27
7/24 at 100.00 75,600
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
325 (f) 5.000%, 7/01/24 7/24 at 100.00 152,750
4 (f) 5.000%, 7/01/24 7/24 at 100.00 1,880
115 (f) 5.250%, 7/01/26 7/24 at 100.00 54,337
105 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
5.000%, 7/01/29
7/24 at 100.00 49,613
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
190 (f) 5.000%, 7/01/32 7/24 at 100.00 89,775
250 (f) 5.000%, 7/01/37 7/24 at 100.00 118,125
115 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW,
5.500%, 1/01/26
No Opt. Call 54,050
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
100 (f) 5.950%, 7/01/30 7/24 at 100.00 47,250
100 (f) 6.250%, 7/01/40 7/24 at 100.00 47,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,000 0.000%, 7/01/51 7/28 at 30.01 2,352,915
1,365 5.000%, 7/01/58 7/28 at 100.00 1,365,294
4,550 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 4,500,222
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
82 5.625%, 7/01/27 No Opt. Call 85,352
78 5.750%, 7/01/31 No Opt. Call 86,883
74 4.000%, 7/01/33 7/31 at 103.00 74,343
57 4.000%, 7/01/37 7/31 at 103.00 55,168
3,747 4.000%, 7/01/46 7/31 at 103.00 3,404,181

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 1,776 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call $ 1,089,699
TOTAL PUERTO RICO 13,916,187
SOUTH CAROLINA - 1.7%
2,960 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40
1/30 at 100.00 2,851,801
500 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.125%, 8/15/35
2/25 at 100.00 487,181
2,000 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School Project,
Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 1,846,344
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
200 (d) 4.000%, 6/15/31 6/29 at 100.00 183,938
1,840 (d) 5.000%, 6/15/41 6/29 at 100.00 1,629,706
330 (d) 5.000%, 6/15/51 6/29 at 100.00 273,209
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
250 (d) 7.000%, 6/15/53 6/31 at 100.00 258,871
250 (d) 7.125%, 6/15/58 6/31 at 100.00 259,894
TOTAL SOUTH CAROLINA 7,790,944
TENNESSEE - 0.0%
100 (d) Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 83,323
TOTAL TENNESSEE 83,323
TEXAS - 11.9%
250 (d) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 218,441
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,190 4.125%, 2/15/41 2/30 at 100.00 959,414
250 4.500%, 2/15/56 2/30 at 100.00 184,290
785 (d) Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.750%, 2/15/62
2/30 at 100.00 793,307
1,825 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Odyssey Academy Inc Series 2023A, 6.000%, 2/15/43
2/31 at 100.00 1,882,084
1,635 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 1,310,555
100 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51
9/31 at 100.00 94,388
1,600 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Major Improvement Area District Series
2023, 6.125%, 9/01/53
9/33 at 100.00 1,624,992

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53
9/33 at 100.00 $ 1,012,778
3,000 (d) Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A, 6.250%, 6/15/53
6/31 at 100.00 3,081,441
2,050 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 1,643,204
6,140 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 4,898,302
2,000 (d) Forney, Texas, Special Assessment Revenue Bonds, Bellagio Public
Improvement District 1 Phase I Project Series 2023, 6.500%, 9/15/53
9/33 at 100.00 1,968,565
3,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B,
0.000%, 12/01/46
12/31 at 53.69 934,366
500 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.625%, 7/15/38, (AMT)
7/24 at 100.00 500,664
2,205 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53
9/33 at 100.00 2,220,145
1,205 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 6.750%,
9/01/48
9/33 at 100.00 1,269,285
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 710,905
1,625 (d) Lewisville, Denton and Dallas Counties, Texas, Special Assessment
Revenue Bonds, Lakeside Crossing Public Improvement District Series
2023, 8.000%, 9/01/53
9/33 at 100.00 1,703,061
250 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53
9/33 at 100.00 252,094
70 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 54,001
435 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 360,192
3,135 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 1,189,521
9,310 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 8,735,958
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
250 (f) 5.000%, 7/01/24 No Opt. Call 243,125
650 (f) 5.000%, 7/01/25 No Opt. Call 632,125
500 (f) 5.000%, 7/01/30 7/25 at 100.00 475,625
750 (f) 5.000%, 7/01/33 No Opt. Call 729,375
1,000 (f) 5.000%, 7/01/35 7/25 at 100.00 951,250

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,275 (d) New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Series 2023A, 6.375%,
8/15/53
8/30 at 103.00 $ 1,362,574
100 (d) New Hope Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Southwest Preparatory School Taxable Series 2023A,
8.000%, 8/15/30
No Opt. Call 100,623
465 (d) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Area 1 Project
Series 2023, 7.500%, 9/15/53
9/33 at 100.00 492,105
1,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Major
Improvement Area Project Series 2023, 8.500%, 9/15/53
9/33 at 100.00 1,055,834
3,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT)
7/24 at 101.00 2,721,172
1,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT)
7/24 at 102.00 693,378
250 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53
9/33 at 100.00 252,819
500 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53
9/33 at 100.00 510,513
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
125 (f) 7.000%, 12/15/32 7/24 at 100.00 75,000
500 (f) 4.293%, 12/15/42 7/24 at 100.00 300,000
305 (f) 7.250%, 12/15/47 7/24 at 100.00 183,000
2,000 (d) Rockdale, Milam County, Texas, Special Assessment Revenue Bonds,
Cornerstone Public Improvement District Improvement Area 1, Series
2023, 7.500%, 9/15/54
9/33 at 100.00 2,083,755
610 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52
9/32 at 100.00 631,274
720 Salado, Bell County, Texas, Special Assessment Revenue Bonds, Sanctuary
East Public Improvement District Improvement Area 1 Project Series 2024,
6.250%, 9/01/44
9/34 at 100.00 726,502
1,500 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2024, 6.000%, 9/01/48
9/31 at 100.00 1,500,384
100 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022, 5.250%, 9/01/51
9/32 at 100.00 95,859
500 (f) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A, 6.250%, 2/15/37
2/27 at 100.00 275,000
800 (d) Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52
9/32 at 100.00 813,927
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 71,719
900 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024, 6.000%, 9/01/54
9/34 at 100.00 911,787
TOTAL TEXAS 55,490,678

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH - 4.8%
$ 500 (d) Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51
9/26 at 103.00 $ 436,218
1,615 (d) Chelsey Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024, 7.250%, 3/01/54
6/29 at 103.00 1,628,989
4,200 (d) Chelsey Public Infrastructure District 1, Utah, Special Assessment Bonds,
Chelsey Assessment Area 1, Series 2024, 7.000%, 12/01/42
3/29 at 103.00 4,289,375
500 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 488,299
Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A
:
1,000 (d) 5.750%, 3/01/42 9/27 at 103.00 990,601
1,000 (d) 6.000%, 3/01/53 9/27 at 103.00 976,061
1,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51
12/26 at 103.00 784,145
1,595 (d) Jordanelle Ridge Public Infrastructure District 2, Utah, General Obligation
Bonds, Limited Tax Series 2023A, 7.750%, 3/01/54
12/28 at 103.00 1,612,416
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
2,180 (d) 5.250%, 2/01/40 9/25 at 103.00 1,908,830
2,915 (d) 5.500%, 2/01/50 9/25 at 103.00 2,444,795
1,790 (d) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36
12/26 at 103.00 1,521,572
1,250 Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 1,014,687
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
1,250 4.000%, 6/01/36 9/26 at 103.00 1,124,779
1,000 4.000%, 6/01/41 9/26 at 103.00 874,807
865 (d) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35
7/28 at 103.00 876,598
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 302,755
250 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56
12/30 at 101.00 187,244
1,015 (d) Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42
9/28 at 103.00 1,021,948
TOTAL UTAH 22,484,119
VIRGIN ISLANDS - 0.9%
215 (d) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 207,304
Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B
:
1,070 5.000%, 7/01/26 2/24 at 100.00 1,020,038
2,745 5.000%, 7/01/31 7/24 at 100.00 2,546,669
250 (d) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT)
10/29 at 104.00 242,175
TOTAL VIRGIN ISLANDS 4,016,186

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA - 1.3%
$ 300 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 $ 329,760
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 5.000%,
1/01/49
7/24 at 104.00 878,298
4,145 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/59
9/30 at 103.00 4,731,233
TOTAL VIRGINIA 5,939,291
WEST VIRGINIA - 0.3%
1,000 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53
6/28 at 29.69 224,150
500 (d) Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A, 6.000%, 6/01/53
6/33 at 100.00 535,744
South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A
:
185 (d) 4.250%, 6/01/42 6/31 at 100.00 150,107
250 (d) 4.500%, 6/01/50 6/31 at 100.00 195,931
565 (d) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 476,076
TOTAL WEST VIRGINIA 1,582,008
WISCONSIN - 18.1%
3,020 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 727,226
250 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 217,634
255 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51
6/29 at 100.00 221,739
2,275 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 2,028,240
1,425 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A, 6.750%, 6/01/62
6/30 at 100.00 1,438,688
1,380 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/54
6/30 at 100.00 1,360,978
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
600 (d) 6.625%, 7/01/53 7/28 at 103.00 627,799
550 (d) 6.750%, 7/01/58 7/28 at 103.00 577,779
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
1,000 (d) 5.000%, 1/01/42 1/28 at 100.00 955,080
1,000 (d) 5.000%, 1/01/56 1/28 at 100.00 891,436
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 3,750 (d) 5.000%, 6/15/36 6/26 at 100.00 $ 3,394,168
625 (d) 5.000%, 6/15/46 6/26 at 100.00 505,550
500 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.875%,
6/15/47
7/24 at 100.00 473,793
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
635 (d) 6.250%, 7/15/53 7/33 at 100.00 682,583
1,175 (d) 6.500%, 7/15/63 7/33 at 100.00 1,270,814
1,250 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 1,291,830
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
300 (d) 4.375%, 6/01/46 6/31 at 100.00 229,948
100 (d) 4.500%, 6/01/56 6/31 at 100.00 73,431
1,000 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 1,024,043
1,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62
2/32 at 100.00 1,042,800
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
1,105 (d),(f) 6.250%, 8/01/27 No Opt. Call 861,900
1,100 (d),(f) 6.750%, 8/01/31 No Opt. Call 803,000
500 (d),(f) Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017B, 5.625%,
8/01/24
No Opt. Call 390,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
500 (d) 6.500%, 12/01/37 12/27 at 100.00 487,755
500 (d) 6.750%, 12/01/42 12/27 at 100.00 491,594
38,800 (d) 7.000%, 12/01/50 12/27 at 100.00 38,796,768
4,035 (d) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 4,177,314
2,700 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48
7/28 at 100.00 1,890,000
700 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58
10/31 at 100.00 732,672
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
250 5.000%, 6/01/37 6/28 at 103.00 251,005
1,250 5.000%, 6/01/52 6/28 at 103.00 1,154,600
250 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51
1/32 at 100.00 187,376
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,500 4.000%, 7/01/41, (AMT) 7/31 at 100.00 2,074,799
4,245 4.250%, 7/01/54, (AMT) 7/31 at 100.00 3,356,904
100 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.000%, 12/01/41
12/31 at 100.00 85,026
1,000 (d) Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48
1/28 at 100.00 450,000

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 100 (f),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 $ 10
7,635 (d) Public Finance Authority, Wisconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 7,655,047
100 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41
9/28 at 100.00 75,157
290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Covenant Communities Inc, Second Tier Series 2018B, 4.375%, 7/01/38
7/24 at 102.00 236,694
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 6.125%, 10/01/59
10/32 at 102.00 254,831
505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021, 3.000%,
12/01/31
12/26 at 100.00 435,922
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 673,401
TOTAL WISCONSIN 84,557,334
TOTAL MUNICIPAL BONDS
(cost $581,307,302) 597,193,111
Shares Description (a) Value
X –
COMMON STOCKS - 0 .1% ( 0 .1 % of Total Investments) X 478,607
UTILITIES - 0.1%
4,311 (h),(i) Talen Energy Corp $ 478,607
TOTAL UTILITIES 478,607
TOTAL COMMON STOCKS
(cost $137,952) 478,607
Principal
Amount (000) Description (a) Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (j) X 16,496
CAPITAL GOODS - 0.0%
$ 129 (f),(g) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 16,496
TOTAL CAPITAL GOODS 16,496
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $128,676) 16,496
TOTAL LONG-TERM INVESTMENTS
(cost $581,573,930) 597,688,214
FLOATING RATE OBLIGATIONS - (0.8)% (3,780,000)
MFP SHARES, NET - (29.7)%(l) (138,724,348)
OTHER ASSETS & LIABILITIES, NET -  2.5% 11,920,927
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 467,104,793

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 597,193,052 $ 59 $ 597,193,111
Common Stocks 478,607 – – 478,607
Variable Rate Senior Loan Interests – – 16,496 16,496
Total
$ 478,607 $ 597,193,052 $ 16,555 $ 597,688,214
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $344,910,432 or 57.7% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) MFP Shares, Net as a percentage of Total Investments is 23.2%.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.